Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP T. Rowe Price Equity Income Portfolio (the “Portfolio”)
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP T. Rowe Price Equity Income Portfolio

(the “Portfolio”)

Supplement dated January 23, 2015 (“Supplement”)

to the Prospectus dated May 1, 2014, as supplemented

Effective May 1, 2015, the Prospectus is revised as follows:

1.	Investment Objective

The Portfolio seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

2.	The first paragraph of the “Principal Investment Strategies” section is replaced with the following:

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have strong track records of paying dividends or that are believed to be undervalued.

3.	The first sentence of the fourth paragraph of the “Principal Investment Strategies” section is replaced with the following:

The Portfolio generally seeks investments in large capitalization companies and the Portfolio's yield, which reflects the level of dividends paid by the Portfolio, is expected to normally exceed the yield of the S&P 500 Stock Index.

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The first paragraph of the “Principal Investment Strategies” section is replaced with the following:

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have strong track records of paying dividends or that are believed to be undervalued.

The first sentence of the fourth paragraph of the “Principal Investment Strategies” section is replaced with the following:

The Portfolio generally seeks investments in large capitalization companies and the Portfolio's yield, which reflects the level of dividends paid by the Portfolio, is expected to normally exceed the yield of the S&P 500 Stock Index.

Supplement Closing Text Block	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.